Business And Nature Of Operations (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Number of significant lessees									2
Royalty revenue derived from major customer	$ 2,959	$ 5,017	$ 5,318	$ 4,305	$ 4,722	$ 4,404	$ 5,009	$ 4,708	$ 17,599,465	$ 18,842,746	$ 24,020,334
Operating Lease One [Member]
Revenue, Major Customer [Line Items]
Royalty revenue derived from major customer									9,633,000	10,198,000	11,469,000
Operating Lease Two [Member]
Revenue, Major Customer [Line Items]
Royalty revenue derived from major customer									$ 5,358,000	$ 6,638,000	$ 10,625,000